                      SUPPLEMENT DATED JANUARY 1, 1997 TO
                  THE PROSPECTUS DATED APRIL 1, 1996 FOR THE

                                PACIFIC SELECT
                              PACIFIC SELECT EXEC
                             PACIFIC SELECT CHOICE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
 POLICIES ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY (EACH A "PROSPECTUS")

     Capitalized terms used in this supplement are defined in the Prospectuses referred to above.

INTRODUCTION

     Effective January 1, 1997, a Policy Owner may choose the Investment Option(s) from which the monthly deduction will be deducted. If no election is made, the monthly deduction will be made on a prorata basis according to the Accumulated Value in each Investment Option.

     A Policy Owner may choose to allocate net premium payments to two additional options available under the Policy (the "Investment Options" or "Variable Investment Options") that are funded through the Variable Accounts of the Separate Account: The Equity Variable Account and the Bond and Income Variable Account. A Policy Owner may also transfer Accumulated Value to the Variable Accounts funding these additional Variable Investment Options. The Variable Accounts funding the additional Variable Investment Options invest in the corresponding portfolios ("Portfolios") of Pacific Select Fund ("the Fund"): the Equity Portfolio and the Bond and Income Portfolio.

     In addition to these Investment Options, a Policy Owner may allocate all or a portion of net premium payments and transfer Accumulated Value to the other Variable Accounts or the Fixed Account of Pacific Mutual Life Insurance Company ("Pacific Mutual", "we", "us", or "our") described in the accompanying Prospectus for the Policy or in any supplement to such Prospectus.

     Except as described below in relation to the two additional Variable Investment Options, all features of the Policy and all operational procedures regarding the Policy remain in effect as described in the Policy's Prospectus.

             THE EQUITY PORTFOLIO AND THE BOND AND INCOME PORTFOLIO

     The chart below summarizes some basic data about the additional Portfolios of the Fund. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of the Fund, including information on the risks associated with the investments and investment techniques of each of the Portfolios.

                                                                  PRIMARY INVESTMENTS
     PORTFOLIO                   OBJECTIVE                    (UNDER NORMAL CIRCUMSTANCES)            PORTFOLIO MANAGER
------------------------------------------------------------------------------------------------------------------------------------

Equity                    Capital appreciation           Common stocks and securities             Greenwich Street Advisors
                                                         convertible into or exchangeable for
                                                         common stocks
------------------------------------------------------------------------------------------------------------------------------------

Bond and                  High level of current income   Investment grade debt securities         Greenwich Street Advisors
  Income                  consistent with prudent
                          investment management and
                          preservation of capital
------------------------------------------------------------------------------------------------------------------------------------


     Pacific Mutual, Investment Adviser to each Portfolio, and the Fund have engaged another firm to serve as Portfolio Manager for the Equity Portfolio and the Bond and Income Portfolio under the supervision of Pacific Mutual.

     For the year ended December 31, 1995, the total expenses of the Equity Portfolio and Bond and Income Portfolio were each .80% of the average daily net assets of the Portfolio.

                      SUPPLEMENT DATED JANUARY 1, 1997 TO
   THE PROSPECTUS FOR PACIFIC SELECT FUND DATED APRIL 1, 1996 ("PROSPECTUS")

     The last sentence in the first paragraph under "THE FUND'S PORTFOLIOS AT A GLANCE" section of the Prospectus is amended to read:

Pacific Mutual has retained other investment advisory firms as Portfolio Managers for twelve of the Portfolios of the Fund.

  The chart under "THE FUND'S PORTFOLIOS AT A GLANCE" section of the Prospectus is amended by adding:

                                                                   PRIMARY INVESTMENTS                  INVESTMENT ADVISOR/
   PORTFOLIO             OBJECTIVE                             (UNDER NORMAL CIRCUMSTANCES)               PORTFOLIO MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Equity            Capital appreciation                       Common stocks and securities            Greenwich Street Advisors
                                                             convertible into or exchangeable for    Division of Smith Barney Mutual
                                                             common stocks                           Funds Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Bond and          High level of current income consistent    Investment grade debt securities        Greenwich Street Advisors
  Income          with prudent investment management                                                 Division of Smith Barney Mutual
                  and preservation of capital                                                        Funds Management Inc.
------------------------------------------------------------------------------------------------------------------------------------

     The fourth sentence in the "CONDENSED FINANCIAL INFORMATION" section of the Prospectus is amended to read:

These financial statements have been audited by Deloitte & Touche LLP, independent public accountants, except for information with respect to the Equity Portfolio and Bond and Income Portfolio for years prior to 1994, which was audited by other independent public accountants.

     The "FINANCIAL HIGHLIGHTS" section of the Prospectus is amended by adding the following information:

                                  INVESTMENT ACTIVITIES                                  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
       Net Asset                                                                                    Distribu-
Year   Value,        Net         Net Realized and      Total from  Dividends (from  In excess of    tions (from   Return     Total
Ended  Beginning     Investment  Unrealized Gain       Investment  Net Investment   Net Investment  Capital       of         Disti-
12/31  of Period     Income      (Loss) on Securities  Operations  Income)          Income          Gains)        Capital    bution
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (FORMERLY A SERIES OF PACIFIC CORINTHIAN VARIABLE FUND)
------------------------------------------------------------------------------------------------------------------------------------
1995   $  14.20      $   0.05    $   3.33              $   3.38    $   0.06         $   0.00        $   0.00     $   0.00   $   0.06
1994      14.94          0.32       (0.74)                (0.42)       0.32             0.00            0.00         0.00       0.32
1993      14.39          0.22        1.90                  2.12        0.22             0.00            0.81         0.54       1.57
1992      14.83          0.19        0.49                  0.68        0.19             0.00            0.93         0.00       1.12
1991      11.71          0.33        3.12                  3.45        0.33             0.00            0.00         0.00       0.33
1990      12.59          0.56       (0.88)                (0.32)       0.56             0.00            0.00         0.00       0.56
1989      10.37          0.82        2.23                  3.05        0.83             0.00            0.00         0.00       0.83
1988      10.23          0.56        0.14                  0.70        0.56             0.00            0.00         0.00       0.56
1987      14.17          0.36        0.12                  0.48        0.38             0.00            4.04         0.00       4.42
1986      12.98          0.38        2.15                  2.53        0.40             0.00            0.94         0.00       1.34
1985      10.65          0.34        2.71                  3.05        0.39             0.00            0.33         0.00       0.72
------------------------------------------------------------------------------------------------------------------------------------
 BOND AND INCOME PORTFOLIO (FORMERLY A SERIES OF PACIFIC CORINTHIAN VARIABLE FUND)
------------------------------------------------------------------------------------------------------------------------------------
1995   $  10.42      $   0.82    $   2.59              $   3.41    $   0.81         $   0.00        $   0.00     $   0.00   $   0.81
1994      13.05          0.83       (1.87)                (1.04)       0.83             0.00            0.53         0.23       1.59
1993      11.70          0.87        1.35                  2.22        0.86             0.01            0.00         0.00       0.87
1992      11.69          0.89        0.01                  0.90        0.89             0.00            0.00         0.00       0.89
1991      10.27          0.93        1.42                  2.35        0.93             0.00            0.00         0.00       0.93
1990      10.93          0.97       (0.66)                 0.31        0.97             0.00            0.00         0.00       0.97
1989      10.40          1.00        0.69                  1.69        1.00             0.00            0.16         0.00       1.16
1988      10.75          1.01       (0.35)                 0.66        1.01             0.00            0.00         0.00       1.01
1987      13.03          1.03       (1.17)                (0.14)       1.19             0.00            0.95         0.00       2.14
1986      11.81          1.12        1.36                  2.48        0.97             0.00            0.29         0.00       1.26
1985      10.56          1.17        1.50                  2.67        1.15             0.00            0.27         0.00       1.42
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Year       Net Asset                           Net Assets,       Ratio of               Ratio of Net                     Portfolio
Ended      Value, End          Total           End of Period     Expenses to            Investment Income                Turnover
12/31      of Period           Return          (in thousands)    Average Net Assets     to Average Net Assets            Rate
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (FORMERLY A SERIES OF PACIFIC CORINTHIAN VARIABLE FUND)
------------------------------------------------------------------------------------------------------------------------------------
1995       $  17.52             23.80%         $ 108,136          0.80%                      0.27%                      226.45%
1994          14.20            (2.87)%            73,125          0.96%                      2.19%                      178.63%
1993          14.94             16.06%            84,791          0.93%                      1.52%                      229.77%
1992          14.39              6.30%            81,902          0.93%                      1.30%                      242.37%
1991          14.83             29.77%           107,366          0.91%                      2.52%                      449.75%
1990          11.71            (2.55)%           178,191          0.86%                      4.63%                      541.61%
1989          12.59             30.12%           239,478          0.74%                      7.01%                      621.45%
1988          10.37              7.19%           233,020          0.69%                      5.41%                      402.26%
1987          10.23              2.18%           254,863          0.68%                      2.58%                      415.62%
1986          14.17             20.92%           222,945          0.69%                      2.75%                      334.91%
1985          12.98             30.02%            65,845          0.95%                      3.62%                      395.09%
------------------------------------------------------------------------------------------------------------------------------------
BOND AND INCOME PORTFOLIO (FORMERLY A SERIES OF PACIFIC CORINTHIAN VARIABLE FUND)
------------------------------------------------------------------------------------------------------------------------------------
1995       $  13.02             33.71%         $  56,853          0.80%                     6.93%                       51.84%
1994          10.42            (8.36)%            34,078          0.93%                     7.25%                       31.97%
1993          13.05             19.39%            43,223          0.84%                     6.86%                       41.92%
1992          11.70              8.09%            42,731          0.85%                     7.67%                       21.99%
1991          11.69             24.32%            59,323          0.78%                     8.70%                      131.40%
1990          10.27              3.27%           107,921          0.73%                     9.35%                       43.52%
1989          10.93             17.04%           146,310          0.61%                     9.30%                      108.64%
1988          10.40              6.37%           161,208          0.61%                    10.05%                       50.49%
1987          10.75            (2.09)%           194,603          0.55%                     9.20%                      101.25%
1986          13.03             21.39%           194,814          0.55%                     8.71%                      202.87%
1985          11.81             27.61%            78,750          0.72%                    10.12%                      549.28%
------------------------------------------------------------------------------------------------------------------------------------

     The following is added to "THE PORTFOLIOS: INVESTMENT OBJECTIVES AND POLICIES" section of the Prospectus:

EQUITY PORTFOLIO

     INVESTMENT OBJECTIVE. The primary investment objective of the Equity Portfolio is capital appreciation. Current income is of secondary importance.

     INVESTMENT POLICIES. The Portfolio seeks to achieve this objective by investing primarily in common stocks, or securities convertible into or exchangeable for common stocks (such as convertible preferred stocks, convertible debentures, or warrants), which are believed by the Portfolio Manager to have above-average market appreciation potential. From time to time the Portfolio Manager will not seek to diversify across a broad spectrum of industry classifications. Thus, the Portfolio could be invested in fewer industries or groups of industries than more broad based equity portfolios if, in the opinion of the Portfolio Manager, the securities selected within those industries have above-average market appreciation potential. Less diversification among industries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to an industry or group of industries in a market decline.

     Except when in a temporary defensive investment position, the Portfolio intends to maintain at least 65% of its assets invested in common stocks or securities convertible or exchangeable for common stocks. The Equity Portfolio also may invest in U.S. Government securities, corporate bonds, money market instruments, enter into repurchase agreements, and for temporary defensive purposes, increase its investment in these securities up to 100% of its assets. The Equity Portfolio may lend its portfolio securities and enter into short sales "against the box." Corporate bonds purchased by the Portfolio must be rated at the time of purchase Aa or better by Moody's or AA or better by S&P, and commercial paper must be rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or, if not so rated, must have been issued by a corporation with corporate bonds outstanding which meet the standards set forth above.

     OTHER TECHNIQUES. The Equity Portfolio may sell exchange-listed options ("calls") if the calls are 'covered throughout the life of the option and may purchase a call on securities only to effect a "closing purchase transaction".

BOND AND INCOME PORTFOLIO

     INVESTMENT OBJECTIVE. Provide as high a level of current income as is consistent with prudent investment management and preservation of capital.

     INVESTMENT POLICIES. The Portfolio may invest in any of the following securities: corporate bonds which are rated Baa or better by Moody's or BBB or better by S&P; U.S. Government Securities; commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P; negotiable bank certificates of deposit or banker's acceptances issued by domestic banks (but not their foreign branches) having, together with branches or subsidiaries, total assets in excess of $2 billion; high dividend-paying common stocks; and warrants. Moody's describes securities rated Baa as having speculative characteristics and, according to S&P, fixed income securities rated BBB normally exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal.

     Except when in a temporary defensive investment position, the Portfolio intends to maintain at least 65% of its assets invested in bonds. The Portfolio may also invest in U.S. Government securities, and money market instruments, and may enter into repurchase agreements, and for temporary defensive purposes, may increase its investment in these securities.

     OTHER TECHNIQUES. The Bond and Income Portfolio may enter into reverse repurchase agreements, and lend its portfolio securities.

     OTHER INVESTMENT CONSIDERATIONS. The Portfolio may invest significantly in long-term debt securities, and the average portfolio duration may exceed 10 years. Because long-term bonds generally are subject to greater price volatility than shorter term debt securities, the value of the Portfolio's shares is expected to be more volatile than that of other fixed income funds with shorter average portfolio durations. A discussion of "duration" is provided in the description of the Managed Bond Portfolio under this section and in the Statement of Additional Information.

     The first paragraph under "Mortgage-Related Securities" in the "SECURITIES AND INVESTMENT TECHNIQUES" section of the Prospectus is amended to include the Equity Portfolio and the Bond and Income Portfolio and by adding the following:

     The Equity Portfolio and Bond and Income Portfolio may only invest in mortgage-related securities that are obligations of, or guaranteed by, the U.S. Government, its agencies, or instrumentalities.

     The first paragraph under "Small Capitalization Stocks" in the "SECURITIES AND INVESTMENT TECHNIQUES" section of the Prospectus is amended to include the Equity Portfolio.

     The last sentence of the first paragraph under "Illiquid and Restricted Securities" in the "SECURITIES AND INVESTMENT TECHNIQUES" section of the Prospectus is amended to include the Equity Portfolio and the Bond and Income Portfolio in the list of Portfolios that may acquire restricted securities.

     The first paragraph under "Precious Metals-Related Securities" in the "SECURITIES AND INVESTMENT TECHNIQUES" section of the Prospectus is amended as follows:

     APPLICABLE PORTFOLIOS: Equity Portfolio, and possibly other Portfolios that invest in equity securities.

     The first paragraph under "Options" in the "SECURITIES AND INVESTMENT TECHNIQUES" section of the Prospectus is amended by adding the following sentence to the end of the paragraph:

     The Equity Portfolio may write covered call options that are traded on a national securities exchange with respect to securities comprising 25% of its aggregate net assets, taken at market value at the time the option is written.

     The "ORGANIZATION AND MANAGEMENT OF THE FUND" section of the Prospectus is amended by adding:

     WHO IS THE PORTFOLIO MANAGER FOR THE EQUITY PORTFOLIO AND BOND AND INCOME PORTFOLIO? Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("Greenwich Street Advisors"), a wholly-owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly-owned subsidiary of The Travelers Inc. The Greenwich Street Advisors Division is located at 388 Greenwich Street, 23rd Floor, New York, New York 10013.

     The Greenwich Street Advisors Division and its predecessors have been in the investment counseling business since 1934. Smith Barney Mutual Funds Management Inc. ("SBMFM") and its predecessors have been providing investment-advisory services to mutual funds since 1968. As of December 31, 1995, SBMFM managed approximately $65.5 billion of mutual fund assets.

     WHO AT GREENWICH STREET ADVISORS MANAGES THE EQUITY PORTFOLIO AND BOND AND INCOME PORTFOLIO? George V. Novello is primarily responsible for the day-to-day management of the Equity Portfolio. Mr. Novello became Managing Director of Smith Barney Inc. In August 1993. He previously held the same position with Shearson or its predecessor firms since 1990. Mr. Novello was a Managing Director and Director of Research for McKinley Allsopp and Gruntal from 1988 through 1990. Mr. Novello received a B.A. from St. John's University. George
E. Mueller, Jr. is primarily responsible for the day-to-day management of the Bond and Income Portfolio. Mr. Mueller became Director of Smith Barney Inc. in August 1993. He previously held the same position at Shearson or its predecessor firms since 1985. Mr. Mueller holds a B.S. from Duquesne University and a M.B.A. from Pace University.

     The fourth and fifth sentences of the following paragraph under the "ORGANIZATION AND MANAGEMENT OF THE FUND" section of the Prospectus are amended to read:

     HOW MUCH DOES THE FUND PAY FOR THE ADVISORY SERVICES OF PACIFIC MUTUAL AND THE PORTFOLIO MANAGERS? For the Managed Bond, High Yield Bond, Government Securities, and Bond and Income Portfolios, the Fund pays .60% of the average daily net assets of each of the Portfolios. For the Growth, Equity Income, Equity, and Multi-Strategy Portfolios, the Fund pays .65% of the average daily net assets of each of the Portfolios.

     The fourth paragraph of "What other expenses does the Fund bear?" under the "ORGANIZATION AND MANAGEMENT OF THE FUND" section of the Prospectus is amended by adding the following total annualized expenses as a percentage of average daily net assets for the period ended December 31, 1995:

     Equity Portfolio --- .80%, Bond and Income Portfolio --- .80%

     The paragraph entitled "Information about Portfolio Turnover" under the "MORE ON THE FUND'S SHARES" section of the Prospectus is amended by adding the following information:

     The Equity and Bond and Income Portfolios had portfolio turnover rates in excess of 100% in certain years, which could be considered relatively high.

     The following is added to the table under the "TOTAL RETURN" section of the
Prospectus:

                                                                                                                         Average
                                                                                                                         Annual
                                                                                                                         Total
                                                                                                                         Return
            Year     Year     Year     Year     Year     Year     Year     Year     Year     Year     Year     Year      (for all
           Ended    Ended    Ended    Ended    Ended     Ended    Ended   Ended     Ended    Ended    Ended    Ended     years
          12/31/84 12/31/85 12/31/86 12/31/87 12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95    shown)
          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------   --------
Equity(5)   9.80     30.02     20.92    2.18    7.19     30.12    -2.55    29.77    6.30     16.06    -2.87    23.80      13.74
Bond and   14.76     27.61     21.39   -2.09    6.37     17.04     3.27    24.32    8.09     19.39    -8.36    33.71      13.35
Income(5)

(5) The performance results of the Equity Portfolio and the Bond and Income Portfolio are based on the performance of predecessor portfolios (series) of Pacific Corinthian Variable Fund, which began their first full year of operations on January 1, 1984 and were acquired by the Fund on December 31, 1994.

Form No.  15-20529-00